INCOME TAXES (Details Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax expense (benefit)
Increase in valuation allowance for deferred tax assets	803
Net operating losses which, if realized, would be accounted for as additional paid in capital	668
Net operating losses related to unrecognized tax benefits	1,257
Unrecognized tax benefits	628	$ 628	$ 628	$ 619
Net operating loss and tax credit carryforwards	622
Unrecognized tax benefits interest or penalty accrued	0
Balance remaining unrecognized tax benefit included de minimis interest and penalty	6
Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration year		2020
Maximum
Income Taxes [Line Items]
Operating loss carryforwards, expiration year		2032
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Increase in valuation allowance for deferred tax assets	642
Valuation Allowance, Deferred Tax Assets
Income Taxes [Line Items]
Increase in valuation allowance for deferred tax assets	161
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Operating Loss Carryforwards	22,365
Federal research and experimentation credit carryforwards	1,068
Federal research and experimentation credit carryforwards related to unrecognized tax benefits	$ 119
Internal Revenue Service (IRS) | Indefinite lives
Income Taxes [Line Items]
Federal alternative minimum tax credit carryforwards		$ 10